Other Liabilities(Table)	12 Months Ended
Dec. 31, 2018
Miscellaneous Liabilities Abstract [Abstract]
Disclosure Of Accrued Expenses And Other Liabilities Explanatory

Details of other liabilities as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Other financial liabilities
Other payables	￦	8,806,967	￦	7,910,887
Prepaid card and debit card		21,767		25,831
Accrued expenses		2,654,345		2,986,210
Financial guarantee liabilities		34,114		43,395
Deposits for letter of guarantees and others		798,207		685,451
Domestic exchange settlement credits		48,133		1,689,908
Foreign exchanges settlement credits		124,728		102,187
Borrowings from other business accounts		5,408		13,166
Other payables from trust accounts		5,018,031		5,285,108
Liability incurred from agency relationships		518,955		605,076
Account for agency businesses		257,761		460,949
Dividend payables		474		2,019
Others		41,114		18,120

Sub-total		18,330,004		19,828,307

Other non-financial liabilities
Other payables		196,142		319,267
Unearned revenue		271,787		378,792
Accrued expenses		634,236		744,863
Deferred revenue on credit card points		176,840		187,459
Withholding taxes		179,903		137,236
Separate account liabilities		4,463,687		5,401,192
Others		217,709		203,880

Sub-total		6,140,304		7,372,689

Total	￦	24,470,308	￦	27,200,996